Average Annual Total Returns - Money Market Portfolio	Money Market Portfolio 1 Year	Money Market Portfolio 5 Years	Money Market Portfolio 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	Variable Insurance Money Market Funds Average 1 Year	Variable Insurance Money Market Funds Average 5 Years	Variable Insurance Money Market Funds Average 10 Years	Spliced Variable Insurance U.S. Government Money Market Funds Average 1 Year	Spliced Variable Insurance U.S. Government Money Market Funds Average 5 Years	Spliced Variable Insurance U.S. Government Money Market Funds Average 10 Years
Total	0.52%	1.24%	0.69%	0.58%	1.16%	0.60%	0.34%	0.79%	0.39%	0.34%	0.79%	0.39%